Other assets - Schedule of Other Assets (Parenthetical) (Detail) - Seaspan [Member] - USD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
2020		$ 19,200,000
2021		17,700,000
2022		16,100,000
2023		12,400,000
2024		9,700,000
Thereafter		15,600,000
Finite-lived intangible assets, net		90,700,000
Beginning Balance, Dry-docking		36,700,000	[1]	$ 42,500,000
Costs incurred, Dry-docking		23,500,000		10,800,000
Amortization expensed, Dry-docking		(18,900,000)		(16,600,000)
Ending Balance, Dry-docking	[1]	41,300,000		36,700,000
Time Charter Contracts | Acquired contracts [Member] | GCI [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Amortization expense		$ 17,171,000		$ 16,269,000

[1]	(b)Deferred dry-dock During the years ended December 31, 2019 and 2018, changes in deferred dry-dock were as follows: Dry-docking December 31, 2017 $42.5 Costs incurred 10.8 Amortization expensed (1) (16.6) December 31, 2018 36.7 Costs incurred 23.5 Amortization expensed (1) (18.9) December 31, 2019 $41.3 (1)Amortization of dry-docking costs is included in depreciation and amortization.